12. Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes
12. Subsequent Events

12. SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events up to March 27, 2017, the date the financial statements were issued, pursuant to the requirements of ASC 855 and has determined the following material subsequent events:

Issuance of Shares

Subsequent to year end and through March 27, 2017, the Company issued an aggregate of 55,101 common shares to consultants in connection with services provided subsequent to year end. The value of these services will be determined based on the market price on the date of issuance.  As outlined in Note 8, the Company also issued an additional 77,463 common shares, subsequent to year-end, to consultants in connection with services provided during the year ended December 31, 2016, the fair value of which was recognized in the period to which the services relate.  An additional 11,980 shares are to be issued for services provided subsequent to year end.

Issuance of Options

Subsequent to year end and through March 27, 2017, an additional 138,888 employee stock options became vested.  These stock options have an exercise price of $2.00 and expire on July 12, 2019.

Issuance of Warrants

Subsequent to year end and through March 27, 2017, the Company issued an aggregate of 145,000 vested options to consultants and vendors in connection with the services provided by them, subsequent to year-end, with exercise prices between $2.24 and $2.67 and expiry dates ranging between October 3, 2018 and February 28, 2020.

Consummation of Bridge Notes Offering

Subsequent to year end, by February 21, 2017, the Company issued additional unsecured convertible promissory notes for an aggregate principal amount of $225,000, which consummated the closing of the Bridge Notes offering described in Note 8.  The aggregate principal raised as part of this offering totaled $2,455,000 and the net proceeds from the offering will be used for working capital and general corporate purposes.

In connection with the Bridge Notes offering, the Company incurred a brokerage commission expense of $173,300, $155,300 relating to the year ended December 31, 2016 and the remaining $18,000 relating to the Bridge Notes offering closed subsequent to year end.

Common Share Financing

On March 7, 2017, the Company sold to accredited investors, in a first closing, an aggregate of 571,561 units (the “Units”) for gross proceeds of $1,000,232 at a purchase price of $1.75 per Unit, in a private offering of a minimum of $1,000,000 and up to a maximum of $8,000,000 (subject to an overallotment option) (the “Common Share Offering”).  Each unit consists of common stock, par value $0.001 per share and a three-year warrant to purchase one-half share of common stock at an initial exercise price of $3.00 per whole share.  After payment of placement agent fees and expenses but before the payment of other offering expenses such as legal and accounting expenses, the Registrant received net proceeds of approximately $916,841.  The Units will be offered until June 30, 2017 ((extended most recently from March 31, 2017), subject to the right to further extend the Common Share Offering.

Pursuant to an Investment Banking Agreement, as amended (the “Banking Agreement”), dated October 27, 2016 and as amended on February 13, 2017, the Company engaged HRA Capital, acting through Corinthian Partners, L.L.C. (the “Placement Agent”), as the Company’s exclusive agent to assist in selling the Units, subject to the right to the Placement Agent to engage sub-placement agents in connection with the Offering. Pursuant to the Banking Agreement, the Registrant agreed to pay or provide to the Placement Agent and/or sub-placement agents the following compensation at each closing of the Offering: (a) a cash fee of up to 10% of the gross proceeds raised at such closing; provided that in certain circumstances the Placement Agent and its sub-placement agents, collectively, will receive a cash fee of up to 13% of the gross proceeds raised at such closing; (b) reimbursement of reasonable out-of-pocket expense; and (c) subject to certain limitations, a 5-year warrant to purchase 8% of the common stock sold in the Offering at an exercise price of $3.00 per share (the “Placement Agent’s Warrants”). The Placement Agent’s Warrants are not callable and have a customary weighted average anti-dilution provision and a cashless exercise provision. At the first closing of the Common Share Offering, the Registrant paid to the Placement Agent and its sub-agents an aggregate of approximately $83,391, and issued Placement Agent’s Warrants to purchase an aggregate of 45,725 shares of common stock.

If the Company successfully raises a total of $3,000,000 in aggregate proceeds from the Common Share Offering (a “Qualified Financing”), the principal amount of the Bridge Notes described in Note 8 and in Note 12 along with any accrued interest are convertible into units of the Common Share Offering, based upon the lesser of: (i) $1.60 per New Round Stock and (ii) the quotient obtained by dividing (x) the Outstanding Balance on the conversion date multiplied by 1.20 by (y) the actual price per New Round Stock in the Qualified Financing. The notes and the warrants are further subject to a “most-favored nation” clause in the event the Registrant, prior to maturity of the notes, consummates a financing that is not a Qualified Financing.  Upon completion of a Qualified Financing, in connection with the conversion of the Bridge Notes, the Company will also pay the Placement Agent up to 8% in broker warrants with an exercise price of $3.00 and an expiry date of two years from the date of issuance.  No cash commissions are payable to the Placement Agent in connection with the conversion of the Bridge Notes as these were paid on the closing of the Bridge Notes offering.

Short Term Unsecured Loans

On March 3, 2017, several individuals and a related party made unsecured, short-term loans to the Company in the total aggregate amount of $201,500.  $151,500 of such amount was repaid on March 7, 2017 out of the proceeds from the Offering. The remaining $50,000 of principal is due on April 7, 2017. The Company used the proceeds from the loans to fund short-term working capital requirements until the closing of the Common Share Offering.

Enhancement of Corporate Governance

On March 9, 2017, the Board established an Audit Committee and a Compensation Committee, each consisting initially of one director. Dr. Norman M. Betts, an independent Board member, was appointed to serve as the initial member of the Audit Committee. Mr. David A. Rosa, an independent Board Member, was appointed to serve as the sole member of the Compensation Committee.

Shares Held in Escrow

On October 31, 2016, the Company amended the escrow agreement relating to the 750,000 shares described in Note 8 above to reduce the number of shares held in escrow and subject to forfeiture from 750,000 to 458,750 shares of common stock, and to extend the forfeiture date from November 2, 2016 to May 2, 2017.  During the year ended December 31, 2016, aggregate gross proceeds of $2,230,000 were raised through the sale of unsecured convertible debentures, thus a total of 170,502 shares were released from escrow, resulting in 288,248 shares of the Company’s common stock remaining in escrow at year end. Subsequent to year end, an additional $1,225,032 was raised in aggregate gross proceeds through the sale of additional unsecured notes and the first closing of the Common Share Offering.  As a result, an additional 93,664 of the Company’s common stock was released from escrow, resulting in 194,584 shares of the Company’s common stock remaining in escrow subsequent to year end.  The remaining 194,584 escrowed shares are subject to a pro rata release to the holders thereof on May 2, 2017 to the extent the Company raises less than the $6,000,000 target, based on the aggregate amount raised through the convertible debt offering or otherwise.